FAIR VALUE MEASUREMENTS (Q1) (Details) - USD ($)		Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020
Liabilities [Abstract]
Warrant Liability		$ 18,462,000	$ 23,530,000	$ 16,109,000	$ 16,290,000
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)		11,500,000	11,500,000
Liabilities [Abstract]
Warrant Liability			$ 23,530,000
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)		6,600,000	6,600,000
Liabilities [Abstract]
Warrant Liability			$ 23,530,000
Cash [Member]
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust		$ 753	753
U.S. Treasury Money Market Mutual Funds [Member]
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust		230,006,014
U.S. Treasury Bills [Member]
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust			230,052,496
Recurring [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	230,090,636	230,053,249
Recurring [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability		11,730,000	14,950,000
Recurring [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability		6,732,000	8,580,000
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	0	230,053,249
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability		11,730,000	14,950,000
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability		0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability		0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability		6,732,000	8,580,000
Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	0	0
Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability		0	0
Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability		$ 0	$ 0

[1]	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the accompany financial statements.